Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Corporate Bonds [Member]
Defined benefit plan, plan assets target allocation percentage	37.00%	55.00%
Government Bonds [Member]
Defined benefit plan, plan assets target allocation percentage	32.00%
U.S.Treasury Bonds [Member]
Defined benefit plan, plan assets target allocation percentage		45.00%
Equity [Member]
Defined benefit plan, plan assets target allocation percentage	15.00%
Other Instruments [Member]
Defined benefit plan, plan assets target allocation percentage	16.00%